Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
Earnings per share
Basic earnings per share
The basic earnings per share for the years ended December 31, 2017, 2016 and 2015 was determined by dividing the Net profit attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period. For the years ended December 31, 2017 and 2016, the weighted average number of shares outstanding included 238,846,375 shares from the conversion of the Mandatory Convertible Securities into FCA common shares in December 2016 (Note 26, Equity). For the year ended December 31, 2015, the weighted average number of shares outstanding was increased to include the minimum number of ordinary shares that would arise on conversion of the Mandatory Convertible Securities.
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31
		2017	2016	2015
Net profit attributable to owners of the parent	million	€3,491	€1,803	€334
Weighted average number of shares outstanding	thousand	1,535,988	1,513,019	1,510,555
Basic earnings per share	€	€2.27	€1.19	€0.22

		Years ended December 31
		2017	2016	2015
Net profit from continuing operations attributable to owners of the parent	million	€3,491	€1,803	€83
Weighted average number of shares outstanding	thousand	1,535,988	1,513,019	1,510,555
Basic earnings per share from continuing operations	€	€2.27	€1.19	€0.05

		Years ended December 31
		2017	2016	2015
Net profit from discontinued operations attributable to owners of the parent	million	€—	€—	€251
Weighted average number of shares outstanding	thousand	1,535,988	1,513,019	1,510,555
Basic earnings per share from discontinued operations	€	€—	€—	€0.17

Diluted earnings per share
In order to calculate the diluted earnings per share, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of potential common shares that would be issued for the restricted and performance share units outstanding and unvested at December 31, 2017, 2016 and 2015 (Note 18, Share-based compensation), as determined using the treasury stock method.
For the year ended December 31, 2015, the weighted average number of shares outstanding was also increased to take into consideration the theoretical effect that would arise if the shares related to the Mandatory Convertible Securities (Note 26, Equity) were issued. Based on FCA's share price at December 31, 2015, the minimum number of shares would have been issued had the Mandatory Convertible Securities been converted and, as such, there was no difference between the basic and diluted earnings per share for the year ended December 31, 2015 in respect of the Mandatory Convertible Securities.
For the year ended December 31, 2017, the theoretical effect that would arise if some of the PSU NI awards granted in 2015 and 2016 and some of the RSU awards granted in 2017 (refer to Note 18 - Share-based compensation) were exercised was not taken into consideration in the calculation of diluted earnings per share as this would have had an anti-dilutive effect. There were no instruments excluded from the calculation of diluted earnings per share because of an anti-dilutive impact for the years ended December 31, 2016 and 2015.
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31
		2017	2016	2015
Net profit attributable to owners of the parent	million	€3,491	€1,803	€334
Weighted average number of shares outstanding	thousand	1,535,988	1,513,019	1,510,555
Number of shares deployable for share-based compensation	thousand	20,318	13,357	3,452
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,556,306	1,526,376	1,514,007
Diluted earnings per share	€	€2.24	€1.18	€0.22

		Years ended December 31
		2017	2016	2015
Net profit from continuing operations attributable to owners of the parent	million	€3,491	€1,803	€83
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,556,306	1,526,376	1,514,007
Diluted earnings per share from continuing operations	€	€2.24	€1.18	€0.05

		Years ended December 31
		2017	2016	2015
Net profit from discontinued operations attributable to owners of the parent	million	€—	€—	€251
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,556,306	1,526,376	1,514,007
Diluted earnings per share from discontinued operations	€	€—	€—	€0.17